Consolidated Statements of Equity [Parenthetical] (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Tax effect on unrecognized actuarial loss	$ (125)	$ (54)	$ (18)
Declaration of dividend per share (in dollars per share)	$ 0.060	$ 0.125	$ 0.150